ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
Accounts Payable	$ 5,539,966	$ 6,005,745
Accrued Liabilities	13,123,070	12,603,940
Accrued Payroll and Related Liabilities	5,351,228	2,089,259
Sales Tax and Cannabis Taxes	2,917,623	1,270,572
Total Accounts Payable and Accrued Liabilities	26,931,887	21,969,516
Accrued loyalty rewards program	$ 1,103,000	$ 999,000